Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	As of December 31,
	2021	2022
	$	$
At cost:
Computer and network equipment	1,516	1,592
Office equipment	1,118	1,318
Motor vehicles	185	171
Production equipment	312	466
	3,131	3,547
Less: accumulated depreciation	(2,407)	(2,523)

	724	1,024

Schedule of depreciation expense
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Cost of revenues	-	-	145
Sales and marketing expenses	1	-	26
General and administrative expenses	13	44	155
Research and development expenses	65	70	20

	79	114	346